INVESTMENT IN PREFERRED EQUITY (Details Narrative) - XCF Global Capital Inc [Member] - USD ($)	Dec. 31, 2024	Dec. 06, 2024	Nov. 16, 2024
Restructuring Cost and Reserve [Line Items]
Limited Liability Company (LLC) Preferred Unit, Issued	25,000	109,000	100,000
Limited Liability Company (LLC) Preferred Unit, Issuance Value	$ 250,000	$ 1,090,000	$ 1,000,000
Operating Loss Carryforwards	$ 247,288